Fair Value Measurements (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 28,106,671	$ 34,098,812	$ 68,919,995	$ 3,327,468
Short-term investment	0	10,021,963
Restricted cash	142,235	142,168
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	28,106,671	34,098,812
Short-term investment	0	10,021,963
Restricted cash	$ 142,235	$ 142,168